DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2014	2013
U.S. dollar denominated floating rate debt:
$175 Million Loan	125,000	95,000
$420 Million Loan	238,500	—
Total debt	363,500	95,000
Less: current portion	(19,812)	—
	343,688	95,000

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31,
2015	19,812
2016	129,188
2017	12,000
2018	12,000
2019	12,000
Thereafter	178,500
363,500

Assets pledged

As of December 31, 2014, thirteen vessels (2013: four vessels) with an aggregate carrying value of $852.7 million (2013: 262.7 million) were pledged as security for the Company's floating rate debt.